Inventories - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Inventories
Current materials and supplies to be consumed in production process or rendering services	$ 513,209	$ 458,913
Cost of inventories recognised as expense during period	104,057	75,892
Products in progress	122,284	111,316
Finished product	$ 198,796	$ 99,551